THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON FEBRUARY
    14, 2011 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EITHER EXPIRED ON MAY 16, 2011 OR FOR WHICH CONFIDENTIAL
                       TREATMENT IS NO LONGER REQUESTED.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2010
Check here if Amendment [X]; Amendment Number:  1
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Stark Offshore Management LLC

Address:   3600 South Lake Drive
           St. Francis, Wisconsin 53235-3716


Form 13F File Number: 28-11007


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Daniel J. McNally
Title:  General Counsel
Phone:  (414) 294-7000

Signature,  Place,  and  Date  of  Signing:

/s/ Daniel J. McNally              St. Francis, Wisconsin             5/17/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:               9

Form 13F Information Table Value Total:  $      177,568
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------ -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                   VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------ -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AIRGAS INC               COM            009363102    1,655    26,500 SH  CALL SOLE                        0      0    0
AIRGAS INC               COM            009363102   10,862   173,900 SH       SOLE                  173,900      0    0
AIRTRAN HLDGS INC        COM            00949P108    9,795 1,325,400 SH       SOLE                1,325,400      0    0
BUCYRUS INTL INC NEW     COM            118759109   36,816   411,814 SH       SOLE                  411,814      0    0
BUCYRUS INTL INC NEW     COM            118759109      957    10,700 SH  CALL SOLE                        0      0    0
GENZYME CORP             COM            372917104   51,565   724,221 SH       SOLE                  724,221      0    0
MCAFEE INC               COM            579064106   14,639   316,100 SH  PUT  SOLE                  316,100      0    0
MCAFEE INC               COM            579064106   47,273 1,020,798 SH       SOLE                1,020,798      0    0
MCAFEE INC               COM            579064106    4,006    86,500 SH  CALL SOLE                        0      0    0